Accounts Receivable - Schedule of Accounts Receivable Collateral (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable Collateral [Line Items]
Total	$ 7,112	$ 6,457	$ 5,339
Not yet due [Member]
Schedule of Accounts Receivable Collateral [Line Items]
Total	2,318	3,399	2,454
Within 1 month [Member]
Schedule of Accounts Receivable Collateral [Line Items]
Total	1,275	780	595
1 to 3 months [Member]
Schedule of Accounts Receivable Collateral [Line Items]
Total	1,607	1,106	1,204
Over 3 months [Member]
Schedule of Accounts Receivable Collateral [Line Items]
Total	$ 1,912	$ 1,172	$ 1,086